Debt (Details Narrative) (10-K)																													1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 20, 2021 USD ($) shares	Dec. 29, 2020 USD ($) shares	Dec. 15, 2020 USD ($) shares	Oct. 07, 2020 USD ($) shares	Aug. 12, 2020 USD ($)	Aug. 04, 2020 USD ($) shares	Jul. 29, 2020 USD ($) d / TradingDays $ / shares shares	Jul. 23, 2020 USD ($) shares	Jul. 14, 2020 USD ($) shares	May 28, 2020 USD ($) shares	May 19, 2020 USD ($)	May 04, 2020 USD ($)	Apr. 24, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($)	Apr. 07, 2020 USD ($) d / TradingDays $ / shares shares	Feb. 21, 2020 USD ($)	Jan. 29, 2020 USD ($) shares	Jan. 24, 2020 USD ($) shares	Jan. 24, 2020 USD ($)	Jan. 23, 2020 USD ($) $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 10, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Dec. 04, 2019 USD ($) $ / shares shares	Nov. 18, 2019 USD ($)	Nov. 12, 2019 USD ($)	Apr. 30, 2019	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 15, 2021 USD ($)	Mar. 06, 2019 USD ($) shares
Proceeds from convertible notes payable																														$ 19,720,000	$ 1,100,000		$ 2,067,123	$ 1,111,111
Beneficial conversion option																														11,516,692	201,324		2,542,458	387,280
Debt instrument, unamortized discount																														10,000,762			349,341
Stock issued during period, value																																		2,039,303
Stock issued during period, incentive shares value																																		738,300
Proceeds from notes																														$ 73,000	950,000		$ 1,944,479	$ 2,482,500
Common stock, shares, issued | shares																														25,685,981			14,471,403	8,015,756
Common stock, value, issued																														$ 25,686			$ 14,471	$ 8,016
Interest expense																															12,694,933	$ 723,957	3,378,130	1,298,168
Interest expense, related party																															76,634	$ 76,634	314,415	320,781
Maximum [Member]
Receivables sold																$ 1,250,000
Receivables borrowing, percentage																85.00%													80.00%
Fee percentage of invoices financed																2.00%													2.00%
Minimum [Member]
Fee percentage of invoices financed																1.00%													1.00%
12% Convertible Promissory Note [Member]
Proceeds from convertible notes payable																		$ 588,366
12% Convertible Promissory Note [Member] | Investor [Member]
Stock issued during period, shares | shares																		100,000
Senior Convertible Promissory Note [Member]
Debt instrument, face amount																																				$ 560,000
Debt instrument, unamortized discount																																				$ 60,000
Payment of debt																			$ 588,366
Debt effective interest rate																																				2.00%
Common stock, shares, issued | shares																																				15,000
Common stock, value, issued																																				$ 74,100
Common Stock [Member]
Beneficial conversion option																														$ 5,878	$ 160		$ 1,284	$ 286
Beneficial conversion option, shares | shares																														5,877,908	160,000		1,284,396	286,005
Stock issued during the period, incentive shares | shares																																		291,736
Stock issued during period, incentive shares value																																		$ 292
Common stock, shares, issued | shares																																	14,471,403	8,015,756
Common Stock [Member] | 12% Convertible Promissory Note [Member]
Stock issued during period, shares | shares																		60,000
Greentree Financial Group, Inc. [Member] | Investor [Member]
Warrants purchase | shares																	550,000
Warrants description																	Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020 and the due date to October 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement such that the Company was required to register a total of 1,500,000 shares of Common Stock, which such amount of shares is the sum of 550,000 shares of Common Stock issuable upon conversion of the Note, 550,000 Warrant Shares, the 100,000 Origination Shares, and 300,000 shares of Common Stock to account for changes to the conversion and/or exercise price under the Note and Warrant, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company's issued and outstanding Common Stock as of January 23, 2020. The Company is subject to a $35,000 penalty on a monthly basis if a registration statement is not effective after 105 days from January 23, 2020.
Debt instrument, face amount						$ 740,000		$ 360,000
Debt instrument, maturity date																	Oct. 23, 2020
Beneficial conversion option																	$ 586,785
Beneficial conversion option, shares | shares																	550,000
Debt instrument, unamortized discount																	$ 296,891
Stock issued during the period, incentive shares | shares						370,000		320,000
Stock issued during period, incentive shares value						$ 1,394,900		$ 1,158,400
Interest								$ 131,889
Greentree Financial Group, Inc. [Member] | Warrant shares [Member] | Investor [Member]
Stock issued during period, value																	550,000
Greentree Financial Group, Inc. [Member] | Origination and Advisory Shares [Member] | Investor [Member]
Debt instrument, unamortized discount																	201,324
Stock issued during period, value																	$ 160,000
32 Entertainment LLC [Member] | Senior Secured Note [Member]
Warrants purchase | shares																										50,000
Warrants price | $ / shares																										$ 1.50
Warrants description																										The 32E Warrant also contains a conversion limitation provision, which prohibits 32E from exercising the 32E Warrant in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of common stock, provided that (i) such exercise limitation may be waived by 32E with 61 days prior notice, and (ii) 32E cannot waive the exercise limitation if conversion of the 32E Warrant would result in 32E having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of common stock.
Warrants expiration date																										Dec. 04, 2024
Debt instrument, face amount																										$ 250,000
Stock issued during period, shares | shares																										10,000
Debt instrument, maturity date																										Dec. 04, 2020
Proceeds from notes																										$ 250,000
Debt instrument, description																										If the registration statement is not filed or declared effective within the timeframe set forth in the registration rights agreement, the Company was supposed to be obligated to pay to 32E a monthly amount equal to 1% of the total subscription amount paid by 32E until such failure is cured.
Debt discount rate																										20.00%
32 Entertainment LLC [Member] | Subordinate Secured Note [Member]
Debt instrument, face amount											$ 200,000
Debt instrument, maturity date											May 21, 2021
Debt instrument, interest rate											16.00%
Debt periodic payment, principal										$ 50,000
Debt periodic payment, interest										6,250
Debt periodic payment										$ 56,250
32 Entertainment LLC [Member] | Subordinate Secured Note [Member] | Restricted Stock Units [Member]
Stock issued during period, shares | shares										40,000
Loan Agreement [Member]
Debt instrument, interest rate																									1.50%
Loans payable																									$ 400,000
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member]
Convertible notes payable																				$ 1,100,000
Investor purchase percent																				10.00%
Debt instrument, conversion price | $ / shares																				$ 2.00
Debt instrument, face amount																				$ 1,100,000
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member] | Warrant [Member]
Warrants purchase | shares																				550,000
Warrants price | $ / shares																				$ 0.001
Warrants description																				The Note is convertible at any time at a price of $2.00 per share, subject to certain adjustments to the conversion price set forth in the Note. The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note.
Warrants expiration date																				Jan. 23, 2023
Loan Agreement [Member] | ED Roses, LLC [Member] | Sook Hyun Lee [Member]
Warrants expiration date																									Apr. 15, 2020
Debt instrument, interest rate																									15.00%
Loans payable																									$ 150,000
Common stock in reserve | shares																									75,000
Commitment fee																									$ 30,000
Loan Agreement [Member] | Edison Nation Inc. [Member] | Paycheck Protection Program [Member]
Debt instrument, maturity date														Apr. 15, 2022
Debt instrument, interest rate														1.00%
Proceeds from loan														$ 789,852
Loan Agreement [Member] | TBD Safety, LLC [Member] | Paycheck Protection Program [Member]
Debt instrument, maturity date												May 04, 2022
Debt instrument, interest rate												1.00%
Proceeds from loan												$ 62,500
Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC. [Member] | Investor [Member]
Debt instrument, conversion price | $ / shares							$ 2.05								$ 2.05
Debt instrument, face amount							$ 224,000								$ 168,000
Stock issued during period, shares | shares							14,266								10,700
Debt instrument, unamortized discount							$ 24,000								$ 18,000
Proceeds from notes							$ 200,000								$ 150,000
Debt instrument, description							The Note has a term of six (6) months, is due on January 29, 2021 and has a one-time interest charge of 2%.								The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Debt conversion description							Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.								Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading days | d / TradingDays							20								20
Debt discount rate							20.00%
Securities Purchase Agreement [Member] | BHP Capital NY Inc. [Member] | Investor [Member]
Debt instrument, conversion price | $ / shares															$ 2.05
Debt instrument, face amount															$ 168,000
Stock issued during period, shares | shares															10,700
Debt instrument, unamortized discount															$ 18,000
Proceeds from notes															$ 150,000
Debt instrument, description															The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Debt conversion description															Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. The Note increased 130% due to the occurrence of the default but was subsequently paid in full on February 26, 2021.
Trading days | d / TradingDays															20
Debt discount rate															20.00%
Forbearance Agreement [Member] | Investor [Member]
Debt instrument, face amount	$ 43,041	$ 45,000		$ 45,000																															$ 98,532
Stock issued during period, shares | shares	27,415	41,730		41,730
Forbearance fee				$ 12,500
Debt conversion description				Under the terms of the Forbearance Agreement, the Investor has requested and the Company has agreed to temporarily forebear, until the earlier of (i) December 9, 2020 or (ii) at such time as a default shall occur under and pursuant to the Purchase Agreement, the Note or the Forbearance Agreement, from exercising its right to convert amounts due under the Note into Common Stock of the Company, in exchange for a one time cash payment forbearance fee equal to $12,500 paid upon execution of the Forbearance Agreement.
Payment of debt				$ 12,500
Debt Conversion Agreement [Member]
Debt instrument, conversion price | $ / shares													$ 2.00
Debt instrument, face amount													$ 424,000
Share issued price per share | $ / shares													$ 2.08
Stock issued for restricted common stock | shares													212,000
5% Promissory Note Agreement [Member] | Ralls Note [Member]
Warrants purchase | shares																								125,000
Warrants expiration date																								Jul. 10, 2020
Debt instrument, face amount																								$ 267,000
Debt instrument, unamortized discount																								17,000
Payment of debt																								250,000
Issuance of warrants purchase value																								$ 86,725
Incentive shares | shares																								33,000
Incentive shares, value																								$ 79,860
5% Promissory Note Agreement [Member] | Solit Note [Member]
Warrants purchase | shares																						50,000	50,000
Warrants expiration date																						Jul. 15, 2020	Jul. 15, 2020
Debt instrument, face amount																						$ 107,000	$ 107,000
Debt instrument, unamortized discount																						7,000	7,000
Stock issued during the period, incentive shares | shares			10,000
Payment of incentive			$ 10,000
Payment of debt																						100,000	100,000
Issuance of warrants purchase value																						$ 31,755	$ 31,755
Incentive shares | shares																						13,000
Incentive shares, value																						$ 30,420
5% Promissory Note Agreement [Member] | 'O'Leary Note [Member]
Warrants purchase | shares																					25,000
Warrants expiration date																					Jul. 17, 2020
Debt instrument, face amount																					$ 53,500
Debt instrument, unamortized discount																					3,500
Payment of debt																					50,000
Issuance of warrants purchase value																					$ 16,797
Incentive shares | shares																					6,500
Incentive shares, value																					$ 15,535
5% Promissory Note Agreement [Member] | Restricted Common Stock [Member] | Solit Note [Member]
Stock issued during period, value			$ 5,000
Note Agreement and Common Stock Purchase Warrant [Member] | Paul J. Solit & Julie B. Solit [Member]
Debt instrument, maturity date									Dec. 15, 2020
Debt instrument, unamortized discount									$ 14,000
Note Agreement and Common Stock Purchase Warrant [Member] | Richard O'Leary [Member]
Warrants expiration date									Jun. 30, 2021
Debt instrument, maturity date									Jan. 17, 2021
Debt instrument, unamortized discount									$ 7,000
Additional incentive shares | shares									6,500
Additional incentive shares, value									$ 24,570
Note Agreement and Common Stock Purchase Warrant [Member] | Lender [Member] | Paul J. Solit & Julie B. Solit [Member]
Additional incentive shares | shares									13,000
Additional incentive shares, value									$ 49,140
Note Agreement and Common Stock Purchase Warrant [Member] | Lender [Member] | Richard O'Leary [Member]
Additional incentive shares | shares									6,500
Note Agreement and Common Stock Purchase Warrant [Member] | Equity Trust Company [Member]
Stock issued during period, shares | shares									33,000
Incentive shares, value									$ 124,740
Note Agreement and Common Stock Purchase Warrant [Member] | Equity Trust Company [Member] | Rawleigh H. Ralls IRA [Member]
Stock issued during period, shares | shares									191,000
Debt instrument, maturity date									Jan. 10, 2021
Debt instrument, unamortized discount									$ 34,000
Incentive shares | shares									33,000
Additional incentive shares | shares									33,000
Warrant shares | shares									125,000
Note Agreement and Common Stock Purchase Warrant [Member] | Equity Trust Company [Member] | Lender [Member]
Additional incentive shares | shares									33,000
Financing Arrangement [Member]
Finance receivables																																	$ 367,976
Receivables Purchase Agreement [Member]
Receivables sold																											$ 337,500	$ 250,000
Proceeds from receivables																											$ 250,000	$ 200,000
Purchase of Inventory and Repurchase Agreement [Member]
Debt instrument, maturity date					Dec. 10, 2020
Purchase of Inventory and Repurchase Agreement [Member] | Assignee [Member]
Debt instrument, description					The Company agreed to pay the Purchaser-Assignee 2% per month for extension periods commencing July 1, 2020 through December 10, 2020.
Commitment fee					$ 13,053
Finance receivables																																	128,077
Secured Line of Credit Agreement [Member]
Debt instrument, face amount																																	$ 2,500,000
Debt instrument, description																																	In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").
Debt instrument, interest rate																																	3.00%
Line of credit																																	$ 1,133,652
Debt instrument term																																	6 months